Mining Interests (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Mining Interests

January 7,
2022

Contract purchase price	$7,700,000
Less: Credit by seller for prior maintenance payments	(300,000)
Net present value of water treatment cost recovery liability assumed	6,402,425
Closing costs capitalized	2,638
Mine acquisition costs - legal	442,147
Total carrying cost of mine	$14,247,210

Environmental Protection Agency [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Payments for Mining

Date	Amount	Action
Within 30 days of the effective date	$1,000,000	Paid
November 1, 2018	$2,000,000	Not paid
November 1, 2019	$3,000,000	Not paid
November 1, 2020	$3,000,000	Not paid
November 1, 2021	$3,000,000	Not paid
November 1, 2022	$3,000,000
November 1, 2023	$3,000,000
November 1, 2024	$2,000,000

EPA Settlement Agreement Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Payments for Mining

Date	Amount
November 1, 2024	$3,000,000
November 1, 2025	$3,000,000
November 1, 2026	$3,000,000
November 1, 2027	$3,000,000
November 1, 2028	$3,000,000
November 1, 2029	$2,000,000 plus accrued interest